UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                 SMITH BARNEY
                                  MUNI FUNDS
                              NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

         CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  SEPTEMBER 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.
                              [LOGO] Smith Barney
                                 Mutual Funds
                Your Serious Money. Professionally Managed./SM/

        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

[PHOTO]               PETER M. COFFEY
                      PORTFOLIO MANAGER

 [GRAPHIC][LOGO]
       Classic Series

 Semi-Annual Report . September 30, 2003

 SMITH BARNEY NATIONAL PORTFOLIO

      PETER M. COFFEY

      Peter M. Coffey has more than 34 years of securities business experience and has been managing the Fund since 1987.

      FUND OBJECTIVE

      The Fund seeks as high a level of income exempt from federal income taxes* as is consistent with prudent investing. The Fund invests at least 80% of its net assets in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      August 20, 1986

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      34 Years



      * Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities................................... 15
Statement of Operations............................................... 16
Statements of Changes in Net Assets................................... 17
Notes to Financial Statements......................................... 18
Financial Highlights.................................................. 22

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken, CFA
 R. JAY GERKEN, CFA

 Chairman, President and Chief Executive Officer

Dear Shareholder,

In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate/1/ to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment, bond yields continued to drop. Meanwhile, many states have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues. Shortly after the Fed eased rates in June, the fixed-income markets experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought. Interest rates moved up sharply as a result. If rates were to continue rising, that would lead to higher levels of income from fixed-income securities. However, rising rates would also lead to declining prices on outstanding bonds because prices move in the opposite direction of interest rates.

In this environment, the fund performed as follows:
Smith Barney Muni Funds: National Portfolio's Performance

For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 2.91%./2/ This compared with a return of 2.66% of the broad based Lehman Brothers Municipal Bond Index and 2.57% of the fund's Lipper peer group of general municipal debt funds, over the same period./3/

                             PERFORMANCE SNAPSHOT
                           AS OF SEPTEMBER 30, 2003
                         (not including sales charges)

                                                 6 Months
 Class A Shares                                    2.91%
 Lehman Brothers Municipal Bond Index              2.66%
 Average of Lipper general municipal debt funds    2.57%

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

  The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

  Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 304 funds in the Lipper general municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

  Certain investors may be subject to the federal Alternative Minimum Tax and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


/1/The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/2/Performance for the fund's other share classes can be found in the Financial
  Highlights section in this report. Performance for the other share classes may vary.
/3/Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 304 funds in the Lipper general municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

              1 Smith Barney Muni Funds | 2003 Semi-Annual Report

At times of uncertainty such as these, it is more important than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, we believe that bonds can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes will apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details. Please work closely with your financial adviser to determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in achieving your long-term financial goals.

As always, thank you for your entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003


The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 3 through 11 for a list and percentage breakdown of the fund's holdings.

              2 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2003



    FACE
   AMOUNT    RATING(a)                                         SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Education -- 5.5%
$  1,250,000 BBB+      Brookhaven, NY IDA, Civic Facility Revenue, St. Joseph's College,
                         6.000% due 12/1/20 (b)                                                                 $   1,356,988
   1,000,000 Aaa*      Bulloch County, GA Development Authority, Student Housing Lease Revenue, (Georgia
                         Southern University Project), AMBAC-Insured, 5.000% due 8/1/22 (b)                         1,039,730
   3,000,000 NR        Capital Projects Finance Authority, Student Housing Revenue, CAFRA Capital Corp.,
                         Florida Universities, Series A, 7.850% due 8/15/31 (b)                                     3,022,050
   1,000,000 AAA       Chicago, IL Board of Education, School Reform, Series A, MBIA-Insured,
                         5.500% due 12/1/28 (b)                                                                     1,079,660
   1,000,000 Baa3*     Colorado Educational & Cultural Facilities Authority Revenue, Charter School, (Bromley
                         East Project), Series A, 7.250% due 9/15/30                                                1,007,730
   1,000,000 AAA       Lake Superior, MI State University Revenue, AMBAC-Insured, 5.500% due 11/15/21               1,097,230
     405,000 AAA       Montana State Board of Regents Revenue, 10.000% due 11/15/08 (c)                               494,845
   1,000,000 BBB-      New Hampshire Health & Education Facilities Authority Revenue, New Hampshire
                         College, 7.500% due 1/1/31                                                                 1,089,780
   1,500,000 Ba1*      New Hampshire Higher Education & Health, Brewster Academy, 6.750% due 6/1/25                 1,544,385
   2,000,000 AA-       New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
                         5.375% due 7/1/18                                                                          2,184,140
                       New York State Dormitory Authority Revenue:
   3,500,000 AAA        School Districts Financing Program, Series E, 5.750% due 10/1/22                            3,894,590
     486,000 AA-        Series B, (Call 5/15/05 @ 100), 7.500% due 5/15/11 (d)                                        615,777
   1,014,000 AA-        Unrefunded Balance, Series B, 7.500% due 5/15/11                                            1,238,145
     985,000 Baa3*     Pennsylvania State Higher Educational Facilities Authority, Student Housing Revenue,
                         (Student Association Inc. Project), Series A, 6.750% due 9/1/32                            1,033,964
   1,000,000 BBB-      Savannah, GA EDA Revenue, (College of Art & Design Inc. Project), 6.900% due 10/1/29         1,083,510
   1,000,000 Baa3*     Student Housing Corp., TX Student Housing Revenue, (Midwestern State University
                         Project), 6.500% due 9/1/34 (b)                                                              981,770
      10,000 AAA       Weatherford, TX ISD, PSFG, Unrefunded Balance, Capital Appreciation,
                         zero coupon due 2/15/21                                                                        3,592
   1,835,000 B-++      Will County, IL Student Housing Revenue, (Joliet Junior College Project), Series A,
                         6.750% due 9/1/33                                                                          1,744,736
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   24,512,622
-----------------------------------------------------------------------------------------------------------------------------
Finance -- 3.4%
   2,200,000 NR        Harrisburg, PA Redevelopment Authority, First Mortgage Office Building,
                         6.750% due 5/15/25                                                                         2,213,684
   3,840,000 AAA       Indiana Bond Bank, Series A, AMBAC-Insured, 9.750% due 8/1/09 (c)                            4,760,870
   1,500,000 AAA       Indiana Bond Bank Guaranty, State Revolving Fund, Series A, 6.875% due 2/1/12                1,636,020
   5,685,000 AAA       Mississippi Development Bank Special Obligation, Capital Projects & Equipment Program,
                         Series A, AMBAC-Insured, 5.625% due 7/1/31                                                 6,306,086
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,916,660
-----------------------------------------------------------------------------------------------------------------------------
General Obligation -- 3.2%
   1,200,000 AAA       Alaska Municipal Bond Bank Authority, Series E, 5.250% due 12/1/22                           1,271,676
   3,130,000 AAA       Cincinnati, OH City School District, School Improvement, FSA-Insured,
                         5.250% due 6/1/16                                                                          3,462,876
   2,000,000 AAA       Massachusetts State, RITES-PA 993-R, MBIA-Insured, 5.500% due 11/1/15 (e)                    2,659,480
   5,000,000 AAA       Washoe County, NV Reno-Sparks Convention, Series A, FSA-Insured,
                         (Call 1/1/10 @ 100), 6.400% due 7/1/29 (b)(d)                                              6,024,400
   1,490,000 AAA       Weatherford, TX ISD, Capital Appreciation, PSFG, (Call 2/15/10 @ 48.281),
                         zero coupon due 2/15/21 (d)                                                                  587,745
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,006,177
-----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              3 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT    RATING(a)                                       SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
Hospital -- 16.7%
$  3,000,000 BBB       Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A,
                         6.625% due 7/1/20                                                                  $   3,213,780
   2,000,000 BBB-      Arkansas State Development Finance Authority, Hospital Revenue, Washington Regional
                         Medical Center, 7.375% due 2/1/29                                                      2,172,340
                       Colorado Health Facilities Authority Revenue Bonds:
   1,000,000 Baa1*      Parkview Medical Center Project, 6.500% due 9/1/20                                      1,069,340
   1,000,000 A          Vail Valley Medical Center, Series A, 6.500% due 1/15/13                                1,053,700
   3,000,000 BBB       Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc. Project),
                         7.500% due 1/1/30                                                                      3,326,130
     815,000 NR        Douglas County, NE Hospital Authority No. 2, Bergan Mercy, 9.500% due 7/1/10 (f)         1,034,284
     350,000 BB-       Green Springs, OH Health Care Facilities Revenue, (St. Francis Health Care Center
                         Project), Series A, 7.125% due 5/15/25                                                   269,794
   3,000,000 BBB       Henderson, NV Health Care Facility Revenue, Catholic Healthcare West, Series A,
                         6.750% due 7/1/20                                                                      3,167,790
   2,750,000 A         Highlands County Health Facilities Authority Revenue, Hosp-Adventist Health Systems,
                         Series D, 5.875% due 11/15/29                                                          2,881,203
                       Illinois Health Facilities Authority Revenue:
     592,000 AAA        Community Provider Pooled Loan Program, FSA-Insured, 7.350% due 8/15/10                   593,705
   2,890,000 CCC        Mercy Hospital & Medical Center, 7.000% due 1/1/07                                      1,098,200
     780,000 AAA        Methodist Medical Center Project, 9.000% due 10/1/10 (c)                                  948,059
   3,000,000 A          OSF Healthcare Systems, 6.250% due 11/15/29                                             3,160,770
   1,500,000 A          Passavant Memorial Area Hospital, 6.000% due 10/1/24                                    1,549,935
   3,000,000 BBB-      Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation
                         Northwest, Series A, 6.375% due 8/1/31                                                 3,016,740
   3,000,000 A1*       Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center,
                         6.250% due 7/1/25                                                                      3,178,740
   3,000,000 AA        Iowa Finance Authority Revenue, Catholic Health Initiatives, Series A,
                         6.000% due 12/1/18                                                                     3,214,200
                       Klamath Falls, OR Inter-Community Hospital Authority Revenue, (Merle West Medical
                         Center Project):
     900,000 BBB           7.100% due 9/1/24                                                                      967,491
   1,000,000 BBB          Call 9/1/12 @ 101, 6.250% due 9/1/31 (d)                                              1,044,230
   1,345,000 BBB-      Louisiana Public Facilities Authority Revenue, (General Health Systems Project),
                         6.800% due 11/1/16                                                                     1,344,906
                       Massachusetts State Health & Educational Facilities Authority Revenue:
   1,000,000 AA         Berkshire Health System, Series E, Radian-Insured, 5.700% due 10/1/25                   1,067,390
   3,000,000 BBB        Caritas Christi Obligation, Series B, 6.750% due 7/1/16                                 3,092,400
   3,000,000 AAA        INFLOS, Series G-4, 6.000% due 7/1/25 (e)                                               3,077,640
   1,250,000 BBB        University of Massachusetts, Memorial Healthcare Inc., Series C, 6.625% due 7/1/32      1,302,387
     540,000 AAA       Minneapolis, MN Hospital Revenue, St. Mary's Hospital & Rehabilitation,
                         10.000% due 6/1/13 (c)                                                                   741,911
     950,000 A-        New Hampshire Health & Education Facilities Authority Revenue, Healthcare System,
                         Covenant Health, 6.125% due 7/1/31                                                       988,380
   2,000,000 BBB-      New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital
                         Obligation Group, 7.400% due 7/1/20                                                    2,209,900
     250,000 A+        New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian
                         Healthcare Services, Series A, 5.500% due 8/1/30                                         255,590
   4,920,000 B-        Oklahoma Development Finance Authority Refunding Revenue, Hillcrest Healthcare
                         System, Series A, 5.625% due 8/15/29                                                   3,310,176
   2,000,000 NR        Orange County, FL Health Facilities Authority Revenue, First Mortgage, Health Care
                         Facilities, 9.000% due 7/1/31                                                          2,011,080

                      See Notes to Financial Statements.

              4 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT    RATING(a)                                        SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
Hospital -- 16.7% (continued)
$  1,000,000 A         Pennsylvania State Higher Educational Facilities Authority Revenue, University of
                         Pennsylvania Medical Center Health System, Series A, 6.000% due 1/15/31               $   1,045,660
   1,025,000 AAA       Philadelphia Hospitals & Higher Education Facilities Authority, Hospital Revenue,
                         Presbyterian Medical Center, 6.650% due 12/1/19 (c)                                       1,292,423
   2,000,000 A1*       Pinellas County, FL Health Facilities Authority Revenue, Baycare Health System,
                         5.500% due 11/15/33                                                                       2,034,220
   3,900,000 Aa3*      Rhode Island Health & Educational Building Corp., Refunding Revenue, Health Facilities,
                         St. Antoine Residence, Series A, 6.125% due 11/15/18                                      4,134,078
     990,000 NR        Suffolk County, NY IDA, Civic Facilities Revenue, Eastern Long Island Hospital
                         Association, Series A, 7.750% due 1/1/22 (b)                                              1,002,830
   2,500,000 A         Tarrant County, TX Health Facilities Development Corp., Hospital Revenue,
                         6.700% due 11/15/30 (b)                                                                   2,700,700
   1,000,000 A3*       University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21 (b)        1,034,170
   1,750,000 AAA       Weber County, UT Hospital Revenue, St. Benedict's Hospital, 10.000% due 3/1/10 (c)(f)       2,232,143
                       Wisconsin State Health & Educational Facilities Authority Revenue:
   1,000,000 A-         Agnesian Healthcare Inc., 6.000% due 7/1/30                                                1,032,360
     875,000 A          Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20                                895,239
     540,000 A3*        Monroe Clinic Inc., 5.375% due 2/15/22                                                       539,649
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  74,305,663
----------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 11.6%
                       Bexar County, TX Housing Finance Corp., MFH Revenue:
   1,450,000 Aaa*       New Light Village, Series A1, GNMA-Collateralized, 5.900% due 2/20/38 (b)                  1,557,634
   3,000,000 A3*        Refunding, Nob Hill Apartments, Series A, 6.000% due 6/1/31 (b)                            3,074,850
   1,000,000 Aaa*       Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36 (b)         1,082,940
   1,500,000 Aaa*      Columbia Heights, MN MFH Revenue, Crest View, Series A-1, GNMA-Collateralized,
                         6.625% due 4/20/43                                                                        1,697,445
     250,000 Aaa*      Cuyahoga County, OH MFH, Dalebridge Apartments, FHA-Insured, GNMA-Collateralized,
                         6.500% due 10/20/20 (g)                                                                     262,123
   1,000,000 Aaa*      De Kalb County, GA Housing Authority, MFH Revenue, (Snapwoods Project), Series A,
                         GNMA-Collateralized, 5.500% due 12/20/32                                                  1,034,620
                       El Paso County, TX Housing Finance Corp., MFH Revenue, Series A:
   3,000,000 A3*        American Village Communities, 6.375% due 12/1/32                                           2,993,760
   2,390,000 A3*        La Plaza Apartments, 6.750% due 7/1/30                                                     2,616,811
   1,000,000 A3*        Las Lomas Apartments, 6.375% due 12/1/29                                                   1,049,450
   4,000,000 Aaa*      Fort Worth, TX Housing Finance Corp., MFH, Villas Eastwood Terrace,
                         GNMA-Collateralized, 6.000% due 8/20/43                                                   4,366,120
   1,000,000 Aaa*      Franklin County, OH Mortgage Revenue, Villas at St. Therese, Series E,
                         GNMA-Collateralized, 5.900% due 6/20/39                                                   1,077,800
   1,000,000 AAA       Grand Prairie, TX Housing Finance Corp., MFH Revenue, (Landings of Carrier Project),
                         Series A, GNMA-Collateralized, 6.750% due 9/20/32                                         1,107,610
                       Illinois Housing Development Authority, MFH Revenue:
   1,360,000 A+         Series 1991A, 8.125% due 7/1/10                                                            1,358,545
   1,830,000 AAA        Series A-1, GNMA-Collateralized, 5.750% due 12/20/32                                       1,970,599
   1,500,000 A+        Indiana State HFA, MFH Mortgage Revenue, Hunters Run, FHA-Insured,
                         7.250% due 5/1/18 (g)                                                                     1,540,545
   1,000,000 Aaa*      Louisiana Local Government Environmental Facilities and Community Development
                         Authority Revenue, Mortgage, Sharlo Apartments, Series A, GNMA-Collateralized,
                         6.500% due 6/20/37                                                                        1,127,510
   1,500,000 A3*       Lubbock, TX Housing Finance Corp., MFH Revenue, Las Colinas Quail Creek Apartments,
                         Series A, 6.000% due 7/1/32                                                               1,527,495

                      See Notes to Financial Statements.

              5 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT    RATING(a)                                     SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 11.6% (continued)
$  2,450,000 AAA       Maricopa County, AZ IDA, MFH Revenue Refunding, FHA-Insured, GNMA-Collateralized,
                         6.000% due 10/20/31                                                             $   2,631,521
   1,865,000 AAA       Mohave County, AZ IDA, MFH, Copper Ridge Apartments, FHA-Insured,
                         7.375% due 4/1/32 (g)                                                               1,894,877
     994,000 Aaa*      Panhandle, TX Regional Housing Finance Corp., Series A, GNMA-Collateralized,
                        6.650% due 7/20/42                                                                   1,106,600
     500,000 Aa2*      Portland, OR MFH, LOC U.S. National Bank of Oregon,
                         6.250% due 5/1/12 (g)                                                                 514,085
     405,000 AAA       Rogers County, OK HFA, MFH Revenue Refunding, Series A, FHA-Insured,
                         FNMA-Collateralized, 7.750% due 8/1/23                                                406,004
   2,347,000 AAA       Seattle, WA Housing Authority, Low Income Housing Revenue, GNMA-Collateralized,
                         7.400% due 11/20/36                                                                 2,623,312
   1,000,000 Ba3*      Tarrant County, TX Housing Finance Corp., MFH Revenue, Westridge,
                         Series A, 6.000% due 6/1/31 (b)                                                       900,750
                       Texas State Affordable Housing Corp., MFH Revenue:
   2,000,000 Baa3*      Ashton Place & Woodstock Apartments, Series A, 6.300% due 8/1/33 (b)                 2,047,580
   3,940,000 Ba1*       Sub-HIC Arbrostone/Baybrook, Series C, 7.250% due 11/1/31 (b)                        3,929,362
   1,000,000 AA        Texas State GO, Veterans Housing Assistance, Series D, 6.450% due 12/1/20 (b)(g)      1,048,050
   4,000,000 B3*       Travis County, TX Housing Finance Authority, MFH Revenue, (Lakeview Apartments
                         Project), Series A, 6.375% due 1/1/34 (b)                                           2,985,080
   1,875,000 AAA       Yuma, AZ IDA, Mortgage, MFH Revenue Refunding,
                         Series A, GNMA-Collateralized, 6.100% due 9/20/34 (g)                               2,051,587
------------ --------- --------------------------------------------------------------------------------- -------------
                                                                                                            51,584,665
------------ --------- --------------------------------------------------------------------------------- -------------
Housing: Single-Family -- 1.6%
      40,000 NR        Aurora Kane & Dupage, IL Single-Family Mortgage Revenue, Series A,
                         FHLMC/GNMA-Collateralized, 7.950% due 10/1/25 (g)                                      40,082
                       Chicago, IL Single-Family Mortgage Revenue:
     885,000 Aaa*       Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (g)                             937,923
     265,000 AAA        Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32                            278,181
      45,000 Aa2*      Colorado HFA, Single-Family Program Refunding, Sr. Bonds,
                         Series 94 D-1, 8.000% due 12/1/24                                                      45,916
   1,180,000 AAA       Cowley & Shawnee Counties, KS Mortgage Revenue, Series B, AMBAC-Insured,
                         GNMA-Collateralized, zero coupon due 6/1/22 (g)                                       277,442
      65,000 AAA       Fort Worth, TX Housing Finance Corp., Single-Family Mortgage Revenue, Capital
                         Appreciation, Series A, GNMA-Collateralized, zero coupon due 6/1/21 (g)                15,590
   1,000,000 A+        King County, WA Housing Authority Revenue Refunding, Sr. Bonds,
                         Series A, 6.800% due 3/1/26                                                         1,039,480
     690,000 AA        Massachusetts State HFA, Single-Family Mortgage Housing Revenue,
                         Series 38, 7.200% due 12/1/26 (g)                                                     714,978
     240,000 AAA       Missouri State Housing Development Community Mortgage Revenue,
                         Series C, FNMA/GNMA-Collateralized, 7.450% due 9/1/27 (g)                             252,149
      75,000 AAA       Ohio Housing Finance Agency Residential Mortgage, Series A-2,
                         GNMA-Collateralized, 6.625% due 3/1/26 (g)                                             77,702
      10,000 BBB       Panhandle, TX Regional Housing Finance Corp., Single-Family Mortgage Revenue,
                         10.375% due 3/1/09                                                                     10,005
     535,000 AA+       Pennsylvania State HFA, Single-Family Mortgage Revenue, Series 39B,
                         6.875% due 10/1/24 (g)                                                                548,471
     635,000 AAA       Pima County, AZ Single-Family Mortgage Revenue, Series A,
                         FHLMC/FNMA/GNMA-Collateralized, 7.100% due 11/1/29 (g)                                687,381
      15,000 AAA       Prince Georges County, MD Housing Authority, Single-Family Mortgage Revenue
                         Refunding, Series A, GNMA-Collateralized, 8.000% due 1/1/17                            15,762

                      See Notes to Financial Statements.

              6 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT    RATING(a)                                       SECURITY                                            VALUE
--------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.6% (continued)
$    100,000 AAA       Reno County, KS Single-Family Mortgage Revenue, Series A, AMBAC-Insured,
                         zero coupon due 12/1/14                                                             $      28,648
   1,650,000 Aaa*      Sedgwick & Shawnee Counties, KS Single-Family Mortgage Revenue,
                         Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (g)                                 1,781,224
     160,000 AAA       Travis County, TX Housing Finance Corp., Single-Family Mortgage Revenue,
                         Series B, FNMA/GNMA-Collateralized, 7.100% due 10/1/27 (b)(g)                             165,816
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,916,750
--------------------------------------------------------------------------------------------------------------------------
Industrial Development -- 5.9%
   2,500,000 NR        Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska
                         Cargoport, 8.125% due 5/1/31                                                            2,590,325
   2,500,000 Baa3*     Boston, MA Industrial Development Financing Authority, (Crosstown Center Project),
                         6.500% due 9/1/35 (b)                                                                   2,517,275
   5,000,000 A-        Brazos River, TX Habor Navigation District, Brazoria County Environmental, (Dow
                         Chemical Co. Project), Series A-7, 6.625% due 5/15/33 (b)(g)                            5,357,500
   2,000,000 NR        Hillsborough County, FL IDA, Exempt Facilities Revenue, National Gypsum, Series A,
                         7.125% due 4/1/30 (g)                                                                   2,060,900
   1,000,000 AA        Massachusetts State Development Finance Agency Revenue, May Institute Issue,
                         Radian-Insured, 5.750% due 9/1/29                                                       1,080,660
   2,000,000 NR        Midlothian, TX Development Authority, Tax Increment Contract Revenue,
                         7.875% due 11/15/26                                                                     2,164,900
   3,000,000 AAA       New York State Urban Development Corp. Revenue, Personal Tax Income, Series C-1,
                         5.500% due 3/15/21                                                                      3,296,640
   1,640,000 AA-       Oklahoma City, OK Industrial & Cultural Facilities, Trigen Energy Corp.,
                         6.750% due 9/15/17 (g)                                                                  1,645,855
   1,000,000 BBB-++    Overland Park, KS Development Corp. Revenue, First Tier, Overland Park, Series A,
                         7.375% due 1/1/32                                                                       1,026,810
   1,000,000 A+        Rensselaer County, NY IDA, Albany International Corp., LOC Fleet Bank,
                         7.550% due 7/15/07 (g)                                                                  1,143,140
   1,000,000 B2*       Rockbridge County, VA IDA Revenue, Virginia Horse Center, Series C,
                         6.850% due 7/15/21                                                                      1,016,110
   2,000,000 A+        West Chicago, IL IDR, (Leggett & Platt Inc. Project), 6.900% due 9/1/24 (g)               2,098,020
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,998,135
--------------------------------------------------------------------------------------------------------------------------
Life Care -- 3.7%
   1,500,000 BBB-      Bexar County, TX Health Facilities Development Corp. Revenue, (Army Retirement
                         Residence Project), 6.300% due 7/1/32 (b)                                               1,519,425
   2,925,000 Aa2*      Hamilton County, OH Mortgage Revenue, Judson Care Center, Series A, FHA-Insured,
                         6.500% due 8/1/26                                                                       3,163,212
   2,500,000 BBB       Illinois Development Finance Authority, Health Facilities, Community Living,
                         7.125% due 3/1/10                                                                       2,543,600
   1,000,000 B3*       Indianapolis, IN Industrial EDR, Refunding & Improvement, 7.625% due 10/1/22                602,950
   1,150,000 NR        Lancaster, PA IDA Revenue, (Garden Spot Village Project), Series A, 7.625% due 5/1/31     1,213,710
   1,000,000 A-        Lancaster County, PA Hospital Authority Revenue, Health Center, (Willow Valley
                         Retirement Project), 5.875% due 6/1/31                                                  1,026,290
     945,000 AAA       Massachusetts State Industrial Finance Agency Revenue Refunding, Series A, Chelsea
                         Jewish, FHA-Insured, 6.500% due 8/1/37                                                  1,036,013
   1,000,000 NR        Montgomery County, PA Higher Education & Health Authority Revenue, Temple
                         Continuing Care Center, 6.750% due 7/1/29 (h)                                             440,000
   2,000,000 NR        North Manchester, Industrial Revenue, (Peabody Retirement Community Project),
                         Series A, 7.125% due 7/1/22                                                             1,982,360

                      See Notes to Financial Statements.

              7 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT       RATING(a)                                        SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Life Care -- 3.7% (continued)
                          Orange County, NY IDA, Civic Facilities Revenue, (Arden Hill Life Care Center Project),
                            Series A:
$  1,000,000    NR           7.000% due 8/1/21                                                                    $   1,021,940
   1,000,000    NR           7.000% due 8/1/31                                                                        1,014,750
   1,000,000    NR        St. Joseph, MO IDA, Healthcare Revenue, (Living Community St. Joseph Project),
                            7.000% due 8/15/32                                                                        1,008,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     16,572,450
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 8.0%
   5,000,000    NR        Barona Band of Mission Indians, CA, 8.250% due 1/1/20 (b)(f)                                5,378,850
   2,265,000    NR        Bonnet Creek Resort Community Development District, Special Assessment,
                            7.375% due 5/1/34 (b)                                                                     2,352,180
   2,000,000    NR        Capital Trust Agency Revenue, Seminole Tribe Convention, Series A,
                            8.950% due 10/1/33 (b)                                                                    2,221,800
   1,950,000    NR        Century Parc Community Development District, FL Special Assessment,
                            7.000% due 11/1/31 (b)                                                                    2,005,907
                          Dauphin County, PA General Authority:
   4,000,000    NR         Hyatt Regency, 6.200% due 1/1/29                                                           3,260,360
   1,515,000    NR         Riverfront Office, 6.000% due 1/1/25                                                       1,439,917
   2,000,000    Caa2*     Galveston, TX Special Contract Revenue Refunding, (Farmland Industries Inc. Project),
                            5.500% due 5/1/15                                                                         1,425,280
   2,000,000    A+        Houston, TX Participation Interest, 6.400% due 6/1/27                                       2,201,340
   2,000,000    A         Illinois Development Finance Authority Revenue, City of East St. Louis,
                            7.250% due 11/15/09                                                                       2,125,500
   2,375,000    NR        Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene
                            Program, Series A, 7.750% due 3/1/25                                                      2,520,635
   1,000,000    NR        New Morgan, PA Municipal Authority Office Revenue, (Commonwealth Office Project),
                            Series A, 6.500% due 6/1/25                                                               1,023,120
   3,500,000    NR        Reunion East Community Development District, FL Special Assessment, Series A,
                            7.375% due 5/1/33                                                                         3,627,225
   3,000,000    AA        Rhode Island State Economic Development Corp. Revenue, Providence
                            Plaza Mall, Sr. Note, Radian-Insured, 6.125% due 7/1/20                                   3,414,060
   2,470,000    NR        Wenonah Park Properties Inc., Bay City Hotel Revenue, 7.500% due 4/1/33                     2,465,603
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     35,461,777
----------------------------------------------------------------------------------------------------------------------------
Pollution Control -- 6.2%
   1,700,000    BBB       Adams County, MS Environmental Improvement Revenue Refunding, (International Paper
                            Co. Project), Series A, 6.800% due 8/1/24 (g)                                             1,828,656
   5,000,000    Aa3*      Brazos River, TX Navigation District, (BASF Corp. Project), 6.750% due 2/1/10 (b)           5,983,900
   1,000,000    BBB       De Kalb County, GA Development Authority, PCR Refunding, (General Motors Corp.
                            Project), 6.000% due 3/15/21                                                              1,037,650
   3,425,000    BBB       La Crosse, WI Resource Recovery Revenue Refunding, (Northern States Power Co.
                            Project), 6.000% due 11/1/21 (g)                                                          3,516,379
   3,000,000    BBB       Lowndes County, MS Solid Waste Disposal & PCR Refunding, (Weyerhaeuser Co. Project),
                            Series A, 6.800% due 4/1/22                                                               3,491,310
   1,000,000    BBB       Mobile, AL IDB, Environmental Improvement Revenue, (International Paper Co. Project),
                            Series B, 6.450% due 5/15/19 (g)                                                          1,050,040
   1,000,000    BBB       Rapides, LA Finance Authority, Environmental Improvement Revenue, (International Paper
                            Co. Project), Series A, 6.550% due 11/15/23 (g)                                           1,055,690
   1,000,000    BBB       Richland County, SC Environmental Improvement Revenue, (International Paper Co.
                            Project), 6.100% due 4/1/23                                                               1,048,170

                      See Notes to Financial Statements.


              8 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT       RATING(a)                                         SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control -- 6.2% (continued)
$  3,000,000    NR        Rockdale County, GA Solid Waste Authority Revenue, (Visy Paper Inc. Project),
                            7.500% due 1/1/26 (g)                                                                  $   3,038,220
   1,945,000    A-        Saint Charles Parish, LA PCR, (Union Carbide Project), 7.350% due 11/1/22 (g)                1,931,054
   1,130,000    A         Southwestern Illinois Development Authority, Solid Waste Disposal Revenue, (Laclede
                            Steel Co. Project), 8.500% due 8/1/20 (g)                                                  1,141,995
   2,200,000    BB+       Sweetwater County, WY Solid Waste Disposal Revenue, (FMC Corp. Project), Series A,
                            7.000% due 6/1/24 (b)(g)                                                                   2,204,972
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,328,036
-----------------------------------------------------------------------------------------------------------------------------
Public Facilities -- 4.6%
   2,250,000    BBB-      Austin, TX Convention Enterprises Inc., Convention Center, First Tier, Series A,
                            6.700% due 1/1/32                                                                          2,346,525
   3,685,000    AA        Indianapolis, IN Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14             4,544,637
   3,000,000    AAA       Lower Colorado River Authority, TX Transmission Contract Revenue, FSA-Insured,
                            5.250% due 5/15/17                                                                         3,266,370
   1,000,000    AAA       Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue, Capital
                            Appreciation, McCormick Place Expansion, MBIA-Insured, Series A,
                            5.500% due 6/15/23                                                                         1,090,890
   1,250,000    A         Pinal County, AZ IDA, Correctional Facilities Contract Revenue, Florence West Prison,
                            Series A, ACA-Insured, 5.250% due 10/1/22                                                  1,299,025
   2,500,000    AAA       Summit County, CO Sports Facilities Refunding Revenue, (Keystone Resorts Management
                            Inc. Project), Ralston Purina Co. Guaranteed, 7.750% due 9/1/06 (b)                        2,910,675
   3,960,000    AA-       Tulsa, OK Public Facilities Authority, Lease Payment Revenue Refunding, Assembly
                            Center, 6.600% due 7/1/14 (b)                                                              4,858,920
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,317,042
-----------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 2.0%
   2,500,000    A-        Dekalb County, IN Redevelopment, (Mini-Mill Local Public Improvement Project), Series A,
                            6.500% due 1/15/14                                                                         2,655,350
   1,000,000    AAA       Illinois State Sales Tax Revenue, 5.250% due 6/15/20                                         1,073,810
   1,970,000    NR        Midlothian, TX Development Authority, Tax Increment Contract Revenue,
                            6.700% due 11/15/23                                                                        1,972,246
   1,095,000    NR        Portland, TX Community Center Sales Tax Gross Revenue, (Call 2/15/04 @ 102),
                            7.000% due 2/15/25 (d)                                                                     1,140,782
   1,000,000    B         Providence, RI Special Obligation, Tax Increment, Series D, 6.650% due 6/1/16                  991,460
   1,000,000    AAA       Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, Series A,
                            5.500% due 12/15/15                                                                        1,164,680
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,998,328
-----------------------------------------------------------------------------------------------------------------------------
Tobacco -- 4.1%
   2,000,000    BBB++     Chautauqua, NY Tobacco, Asset Securitization Corp., 6.750% due 7/1/40 (b)                    2,046,060
   5,000,000    BBB       Educational Enhancement Funding Corp., SD Tobacco, Series B, 6.500% due 6/1/32 (b)           4,387,100
                          Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue:
   2,000,000    BBB-       Enhanced-Asset Backed-B, 5.625% due 6/1/38                                                  1,974,280
   2,000,000    BBB        Series 2003 A-1, 6.250% due 6/1/33                                                          1,735,620
                          Tobacco Settlement Financing Corp.:
   5,000,000    BBB        NJ, 6.750% due 6/1/39 (b)                                                                   4,507,200
   2,500,000    NR         RI, RITES-PA 1048, 6.000% due 6/1/23 (b)(e)                                                 1,969,800
   2,000,000    NR        Tobacco Settlement Revenue, Management Authority, SC Tobacco Settlement Revenue,
                            RITES-PA 962, 6.375% due 11/15/09 (b)(e)                                                   1,457,640
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,077,700
-----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              9 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT    RATING(a)                                         SECURITY                                            VALUE
--------------------------------------------------------------------------------------------------------------------------
Transportation -- 9.6%
$ 3,000,000 CCC       Alliance Airport Authority Inc., TX Special Facilities Revenue, (American Airlines Inc.
                        Project), 7.500% due 12/1/29 (g)                                                       $ 1,771,320
  3,000,000 AAA       Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31                   3,218,700
  3,000,000 AAA       Chicago O'Hare International Airport, Gen-Airport, 3rd Lein-B2, 6.000% due 1/1/29 (b)      3,263,040
  2,010,000 NR        Connecticut Development Authority, Airport Facilities Revenue, (Signature Flight Co.
                        Project), Guaranty Agreement, Series A, 6.625% due 12/1/14 (g)                           2,018,080
                      Connector 2000 Association Inc., Toll Road Revenue, Capital Appreciation, Sr. Bonds,
                        Series B:
 20,000,000 B-           Zero coupon due 1/1/37                                                                    679,400
 19,000,000 B-           Zero coupon due 1/1/38                                                                    642,390
  3,500,000 CCC       Dallas-Fort Worth, TX International Airport Revenue, Facility Improvement Corp. Revenue,
                        American Airlines Inc., 6.375% due 5/1/35 (g)                                            1,961,960
  3,335,000 AAA       Delaware River Port Authority PA & NJ, R-B RITES-PA 964, 5.500% due 1/1/10 (e)             4,221,510
  2,000,000 NR        Kenton County, KY Airport Board, Special Facilities Revenue, (Mesaba Aviation Inc.
                        Project), Series A, 6.700% due 7/1/29 (g)                                                1,608,360
                      New Hampshire State Turnpike Systems Revenue Refunding, FGIC-Insured:
  2,500,000 AAA        Series A, 6.750% due 11/1/11                                                              2,894,825
  1,000,000 AAA        Series C, RIBS, 6.806% due 11/1/17 (e)                                                    1,254,440
                      New Jersey State Transportation Trust Fund Authority, MBIA-Insured, RITES:
  2,500,000 AAA        Series-PA 958R, 6.000% due 12/15/09 (e)                                                   3,514,450
  1,000,000 AAA        Series-PA 958R-B, 6.000% due 12/15/09 (e)                                                 1,405,780
 10,000,000 AAA       Northwest Parkway, Public Highway Authority, CO Revenue, Capital Appreciation, Sr.
                        Bonds, Series B, AMBAC-Insured, zero coupon due 6/15/31 (h)                              1,914,400
                      Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation,
                        Sr. Bonds, Series B:
 25,000,000 BB           Zero coupon due 8/15/34                                                                 1,767,500
 35,000,000 BB           Zero coupon due 8/15/35                                                                 2,270,800
  1,250,000 NR        Port Authority, NY & NJ Special Obligation Revenue, (5th Installment Special Project),
                        Series 4, 6.750% due 10/1/19 (g)                                                         1,294,287
  2,865,000 A3*       Port Longview, WA Revenue Refunding, Series A, 6.250% due 12/1/18 (g)                      3,213,756
  1,045,000 AAA       Regional Transit Authority, IL, Series C, FGIC-Insured, 7.750% due 6/1/20                  1,435,569
  2,000,000 AA-       Triborough Bridge & Tunnel Authority, NY Revenue, (Convention Center Project), Series E,
                        7.250% due 1/1/10 (b)                                                                    2,324,260
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,674,827
--------------------------------------------------------------------------------------------------------------------------
Utilities -- 4.1%
  1,500,000 A         Georgia Municipal Electric Authority Power Revenue, Series X, 6.500% due 1/1/12            1,771,755
    960,000 AAA       Hawaii State Department Budget & Finance, Hawaiian Electric Co., Inc., Series A,
                        MBIA-Insured, 5.650% due 10/1/27 (g)                                                     1,031,280
  1,220,000 AAA       Hillsborough County, FL Utility Refunding Revenue, 9.875% due 12/1/11 (c)                  1,607,631
  1,500,000 AAA       Municipal Electric Authority, GA, (Combustion Turbine Project), Series A, MBIA-Insured,
                        5.250% due 11/1/22                                                                       1,600,305
  1,000,000 A         New York State Energy Research & Development, (Con Edison Project), Series A,
                        7.125% due 12/1/29 (g)                                                                   1,074,280
                      North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding:
  1,310,000 BBB        Series A, (Call 1/1/22 @ 100), 6.000% due 1/1/26 (d)                                      1,556,306
  1,700,000 A          Series B, ACA-Insured, 5.750% due 1/1/24                                                  1,790,253
  2,500,000 BBB        Series D, 6.700% due 1/1/19                                                               2,787,775
  1,500,000 AAA       North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue,
                        MBIA-Insured, 5.250% due 1/1/11 (e)                                                      1,901,805

                      See Notes to Financial Statements.

             10 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT    RATING(a)                                      SECURITY                                          VALUE
-----------------------------------------------------------------------------------------------------------------------
Utilities -- 4.1% (continued)
$  1,235,000 AAA       Piedmont, SC Municipal Power Agency, Electric Revenue Refunding, FGIC-Insured,
                         6.750% due 1/1/20                                                                $   1,572,562
   1,045,000 AAA       Provo, UT Electric Revenue, 10.125% due 4/1/15 (c)                                     1,483,398
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             18,177,350
-----------------------------------------------------------------------------------------------------------------------
Water & Sewer -- 9.8%
   1,555,000 AAA       Boston, MA Water & Sewer Revenue, Series A, 10.875% due 1/1/09 (b)(c)(f)               1,956,579
   5,000,000 AAA       California State Department of Water Resources Power Supply Revenue, Series A,
                         AMBAC-Insured, 5.500% due 5/1/16 (b)                                                 5,575,500
   2,180,000 AAA       Colorado Water Resource & Power Authority, Small Water Resources Revenue,
                         Series A, FGIC-Insured, 5.375% due 11/1/20                                           2,388,844
   2,400,000 A-        Dauphin County, PA IDA, General Water Works Corp., 6.900% due 6/1/24 (g)               3,030,000
   3,000,000 AAA       Detroit, MI Water Supply System Revenue, Series B, MBIA-Insured, 5.250% due 7/1/32     3,113,310
   1,315,000 AAA       Fairmont, WV Water & Sewer Revenue, AMBAC-Insured, 9.250% due 11/1/11 (c)              1,685,120
   5,000,000 Ba3*      Gulf Coast IDA, TX Solid Waste Disposal Revenue, (Citgo Petroleum Project),
                         8.000% due 4/1/28                                                                    5,009,100
   2,500,000 NR        Michigan State Strategic Fund, Resource Recovery, Limited Obligation Revenue,
                         Central Wayne Energy Recovery, Series A, 7.000% due 7/1/27 (g)(h)                      125,000
   2,140,000 AAA       Mississippi Development Bank Special Obligation, Water & Solid Waste Management,
                         Series A, FSA-Insured, 5.375% due 2/1/22                                             2,286,269
   6,615,000 AAA       Ohio State Water Development Authority Revenue, Safe Water, Series 2,
                         9.375% due 12/1/10 (c)                                                               8,072,417
   1,550,000 Aaa*      Paris, TX Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20                      1,657,167
   1,000,000 AAA       Portland, OR Sewer System Revenue, Ref-Second Lein, Series A, 5.250% due 6/1/19        1,095,100
   3,400,000 Aa1*      Port of Umatilla, OR Water Revenue, LOC ABN AMRO Bank,
                        6.650% due 8/1/22 (g)                                                                 3,542,562
   2,750,000 BBB       Trumbull County, OH Sewer Disposal Revenue, (General Motors Corp. Project),
                         6.750% due 7/1/14 (b)(g)                                                             3,141,105
   1,000,000 NR        Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project),
                         7.250% due 3/1/21(b)(g)                                                              1,041,490
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             43,719,563
-----------------------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100.0%
                       (Cost -- $433,756,633**)                                                           $ 443,567,745
-----------------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*) or a double dagger (++), are rated by Moody's Investors Service and Fitch Ratings, respectively.
(b) All or a portion of this security is segregated for open futures contracts commitments (Note 5).
(c) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Residual interest bond -- coupon varies inversely with level of short-term tax-exempt interest rates.
(f) All or a portion of this security is held as collateral for open futures contracts commitments (Note 5).
(g) Income from this issue is considered a preference item for purpose of calculating the alternative minimum tax.
(h) Security is currently in default.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 12 through 14 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

             11 Smith Barney Muni Funds | 2003 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
                conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated
                categories.
BB,          -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance,
B, CCC and CC   as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lowest degree of speculation than "B", "CCC" and "CC", the highest degree of speculation.
                While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk, exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa           -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

             12 Smith Barney Muni Funds | 2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Ratings of "A" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

A            -- Bonds rated "A" are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.
BBB          -- Bonds rated "BBB" currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment-grade category assigned by Fitch.
BB           -- Bonds rated "BB" indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.
B            -- Bonds rated "B" indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

NR           -- Indicates that the bond is not rated by Standard & Poor's,
                Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1         -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1          -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1       -- Moody's highest rating for issues having a demand feature --
                VRDO.
P-1          -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

             13 Smith Barney Muni Funds | 2003 Semi-Annual Report

 ABBREVIATIONS* (UNAUDITED)



ABAG   --  Association of Bay Area Governors
ACA    --  American Capital Assurance
AIG    --  American International Guaranty
AMBAC  --  American Municipal Bond Assurance
           Corporation
BAN    --  Bond Anticipation Notes
BIG    --  Bond Investors Guaranty
CGIC   --  Capital Guaranty Insurance Company
CHFCLI --  California Health Facility Construction Loan
           Insurance
CONNIE
LEE    --  College Construction Loan Association
COP    --  Certificate of Participation
EDA    --  Economic Development Authority
EDR    --  Economic Development Revenue
ETM    --  Escrowed To Maturity
FGIC   --  Financial Guaranty Insurance Company
FHA    --  Federal Housing Administration
FHLMC  --  Federal Home Loan Mortgage Corporation
FLAIRS --  Floating Adjustable Interest Rate Securities
FNMA   --  Federal National Mortgage Association
FRTC   --  Floating Rate Trust Certificates
FSA    --  Financial Security Assurance
GIC    --  Guaranteed Investment Contract
GNMA   --  Government National Mortgage Association
HDC    --  Housing Development Corporation


HFA    --  Housing Finance Authority
IDA    --  Industrial Development Authority
IDB    --  Industrial Development Board
IDR    --  Industrial Development Revenue
INFLOS --  Inverse Floaters
ISD    --  Independent School District
LEVRRS --  Leveraged Reverse Rate Securities
LOC    --  Letter of Credit
MBIA   --  Municipal Bond Investors Assurance
           Corporation
MFH    --  Multi-Family Housing
MVRICS --  Municipal Variable Rate Inverse Coupon
           Security
PCR    --  Pollution Control Revenue
PSFG   --  Permanent School Fund Guaranty
Radian --  Radian Asset Assurance
RAN    --  Revenue Anticipation Notes
RIBS   --  Residual Interest Bonds
RITES  --  Residual Interest Tax-Exempt Securities
SYCC   --  Structured Yield Curve Certificate
TAN    --  Tax Anticipation Notes
TECP   --  Tax Exempt Commercial Paper
TOB    --  Tender Option Bonds
TRAN   --  Tax and Revenue Anticipation Notes
VA     --  Veterans Administration
VRDD   --  Variable Rate Daily Demand

--------
* Abbreviations may or may not appear on the schedule of investments.

             14 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)              SEPTEMBER 30, 2003


ASSETS:
  Investments, at value (Cost -- $433,756,633)               $443,567,745
  Interest receivable                                           8,251,110
  Receivable for securities sold                                6,298,583
  Receivable for Fund shares sold                                 471,840
  Prepaid expenses                                                  1,388
-------------------------------------------------------------------------
  Total Assets                                                458,590,666
-------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                              6,014,624
  Payable to broker -- variation margin                         1,676,563
  Bank overdraft                                                  502,410
  Payable for Fund shares reacquired                              201,156
  Management fee payable                                          165,697
  Distribution plan fees payable                                   38,002
  Deferred compensation payable                                     7,779
  Accrued expenses                                                142,022
-------------------------------------------------------------------------
  Total Liabilities                                             8,748,253
-------------------------------------------------------------------------
Total Net Assets                                             $449,842,413
-------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $     34,140
  Capital paid in excess of par value                         448,445,681
  Undistributed net investment income                           1,582,195
  Accumulated net realized loss from investment
   transactions and futures contracts                          (5,123,877)
  Net unrealized appreciation of investments and futures
   contracts                                                    4,904,274
-------------------------------------------------------------------------
Total Net Assets                                             $449,842,413
-------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      27,020,905
--------------------------------------------------------------------------
  Class B                                                       4,710,487
--------------------------------------------------------------------------
  Class L                                                       2,408,474
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                   $13.18
--------------------------------------------------------------------------
  Class B *                                                        $13.16
--------------------------------------------------------------------------
  Class L *                                                        $13.21
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value
   per share)                                                      $13.73
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                      $13.34
-------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

                      See Notes to Financial Statements.

             15 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003


INVESTMENT INCOME:
 Interest                                                                       $14,847,430
------------------------------------------------------------------------------------------
EXPENSES:
 Management fee (Note 3)                                                          1,033,847
 Distribution plan fees (Note 6)                                                    590,301
 Shareholder communications (Note 6)                                                 49,227
 Shareholder servicing fees (Note 6)                                                 42,456
 Custody                                                                             39,894
 Registration fees                                                                   18,300
 Audit and legal                                                                     14,823
 Trustees' fees                                                                       3,843
 Other                                                                                6,771
------------------------------------------------------------------------------------------
 Total Expenses                                                                   1,799,462
------------------------------------------------------------------------------------------
Net Investment Income                                                            13,047,968
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                                         (655,133)
   Futures contracts                                                              4,477,006
------------------------------------------------------------------------------------------
 Net Realized Gain                                                                3,821,873
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                            8,987,360
   End of period                                                                  4,904,274
------------------------------------------------------------------------------------------
 Decrease in Net Unrealized Appreciation                                         (4,083,086)
------------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                      (261,213)
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $12,786,755
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


             16 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                   September 30     March 31
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $ 13,047,968  $  27,512,946
  Net realized gain (loss)                            3,821,873    (4,359,508 )
  Increase (decrease) in net unrealized
   appreciation                                      (4,083,086)     3,625,384
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations             12,786,755     26,778,822
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND
7):
  Net investment income                             (12,567,005)   (26,970,923)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                     (12,567,005)   (26,970,923)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                   22,778,890     58,737,804
  Net asset value of shares issued for
   reinvestment of dividends                          5,982,830     13,205,291
  Cost of shares reacquired                         (42,842,784)  (100,288,361)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                     (14,081,064)   (28,345,266)
-------------------------------------------------------------------------------
Decrease in Net Assets                              (13,861,314)   (28,537,367)

NET ASSETS:
  Beginning of period                               463,703,727    492,241,094
-------------------------------------------------------------------------------
  End of period*                                   $449,842,413  $ 463,703,727
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:   $1,582,195     $1,101,232
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             17 Smith Barney Muni Funds | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The National Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, Limited Term, New York, Pennsylvania, California Money Market, Massachusetts Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; ( j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $44,646 to CTB.

             18 Smith Barney Muni Funds | 2003 Semi-Annual Report

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2003, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, received sales charges of approximately $120,000 and $24,000 on sales of the Fund's Class A and L shares, respectively.

In addition, for the six months ended September 30, 2003, CDSCs paid to CGM were approximately:

                                                   Class A Class B Class L
--------------------------------------------------------------------------
CDSCs                                              $4,000  $38,000 $1,000
-------------------------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------
Purchases                           $ 89,930,796
-----------------------------------------------
Sales                                104,121,853
-----------------------------------------------

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized
 appreciation                       $ 26,880,022
Gross unrealized depreciation        (17,068,910)
------------------------------------------------
Net unrealized appreciation         $  9,811,112
------------------------------------------------

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

             19 Smith Barney Muni Funds | 2003 Semi-Annual Report

At September 30, 2003, the Fund had the following open futures contracts:

                                    Number of               Basis        Market     Unrealized
                                    Contracts Expiration    Value        Value         Loss
-----------------------------------------------------------------------------------------------
Contracts to Sell:
20 Year, 6.000% U.S. Treasury Bond     925      12/03    $108,651,369 $103,744,531 $(4,906,838)
----------------------------------------------------------------------------------------------

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $273,302 $205,370 $111,629
--------------------------------------------------------------

For the six months ended September 30, 2003, total
Shareholder Servicing fees were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Shareholder Servicing Fees           $29,280   $6,405   $6,771
--------------------------------------------------------------

For the six months ended September 30, 2003, total
Shareholder Communication expenses were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Shareholder Communication Expenses   $36,600   $7,137   $5,490
--------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                                     Six Months Ended    Year Ended
                                    September 30, 2003 March 31, 2003
---------------------------------------------------------------------
Net Investment Income
Class A                                $10,159,773      $22,137,785
Class B                                  1,609,150        3,275,632
Class L                                    798,082        1,557,506
--------------------------------------------------------------------
Total                                  $12,567,005      $26,970,923
--------------------------------------------------------------------

8. Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

             20 Smith Barney Muni Funds | 2003 Semi-Annual Report

Transactions in shares of each class were as follows:

                         Six Months Ended                  Year Ended
                        September 30, 2003               March 31, 2003
                     ------------------------       ------------------------
                       Shares         Amount          Shares       Amount
-----------------------------------------------------------------------------
Class A
Shares sold           1,139,826    $ 15,037,741      2,427,448  $ 32,527,105
Shares issued on
 reinvestment           373,048       4,917,508        824,698    10,990,786
Shares reacquired    (2,447,728)    (32,273,316)    (6,009,823)  (80,211,889)
-----------------------------------------------------------------------
Net Decrease           (934,854)   $(12,318,067)    (2,757,677) $(36,693,998)

-----------------------------------------------------------------------
Class B
Shares sold             342,150    $  4,517,016      1,323,486  $ 17,673,852
Shares issued on
 reinvestment            48,235         634,817        101,066     1,344,619
Shares reacquired      (573,785)     (7,545,956)      (910,856)  (12,111,637)
-----------------------------------------------------------------------
Net Increase
 (Decrease)            (183,400)   $ (2,394,123)       513,696  $  6,906,834

-----------------------------------------------------------------------
Class L
Shares sold             243,752    $  3,224,133        636,505  $  8,536,847
Shares issued on
 reinvestment            32,589         430,505         65,158       869,886
Shares reacquired      (229,419)     (3,023,512)      (595,401)   (7,964,835)
-----------------------------------------------------------------------
Net Increase             46,922    $    631,126        106,262  $  1,441,898
-----------------------------------------------------------------------

9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

             21 Smith Barney Muni Funds | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                                 2003/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $13.17      $13.18     $13.58     $12.94     $13.97     $14.16
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                         0.38        0.77       0.77       0.76       0.74       0.74
 Net realized and unrealized gain (loss)/(3)/      (0.00)*     (0.02)     (0.41)      0.64      (1.03)      0.03
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.38        0.75       0.36       1.40      (0.29)      0.77
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.37)      (0.76)     (0.76)     (0.76)     (0.73)     (0.75)
 Net realized gains                                   --          --         --         --      (0.01)     (0.21)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.37)      (0.76)     (0.76)     (0.76)     (0.74)     (0.96)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $13.18      $13.17     $13.18     $13.58     $12.94     $13.97
--------------------------------------------------------------------------------------------------------------
Total Return                                        2.91%++     5.74%      2.67%     11.16%     (2.03)%     5.50%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $356,069    $368,188   $404,803   $388,838   $363,812   $404,498
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           0.67%+      0.67%      0.66%      0.68%      0.68%      0.66%
 Net investment income/(3)/                         5.77+       5.76       5.67       5.75       5.59       5.21
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               20%         43%        52%        52%        68%        61%
--------------------------------------------------------------------------------------------------------------

Class B Shares                                 2003/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $13.15      $13.16     $13.57     $12.93     $13.96     $14.16
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                         0.35        0.70       0.70       0.69       0.67       0.67
 Net realized and unrealized gain (loss)/(4)/      (0.00)*     (0.02)     (0.41)      0.64      (1.03)      0.02
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.35        0.68       0.29       1.33      (0.36)      0.69
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.34)      (0.69)     (0.70)     (0.69)     (0.66)     (0.68)
 Net realized gains                                   --          --         --         --      (0.01)     (0.21)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.34)      (0.69)     (0.70)     (0.69)     (0.67)     (0.89)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $13.16      $13.15     $13.16     $13.57     $12.93     $13.96
--------------------------------------------------------------------------------------------------------------
Total Return                                        2.65%++     5.25%      2.13%     10.64%     (2.56)%     4.92%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $61,968     $64,348    $57,661    $46,534    $42,872    $36,451
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           1.18%+      1.18%      1.17%      1.18%      1.18%      1.16%
 Net investment income/(4)/                         5.25+       5.25       5.17       5.26       5.11       4.71
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               20%         43%        52%        52%        68%        61%
--------------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.64%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $0.40 and 5.14%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

             22 Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class L Shares                                 2003/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)(3)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $13.20       $13.20     $13.59     $12.95     $13.97      $14.16
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                        0.34         0.69       0.70       0.68       0.66        0.65
 Net realized and unrealized gain (loss)/(4)/     (0.00)*      (0.01)     (0.41)      0.64      (1.02)       0.02
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.34         0.68       0.29       1.32      (0.36)       0.67
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.33)       (0.68)     (0.68)     (0.68)     (0.65)      (0.65)
 Net realized gains                                  --           --         --         --      (0.01)      (0.21)
----------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.33)       (0.68)     (0.68)     (0.68)     (0.66)      (0.86)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $13.21       $13.20     $13.20     $13.59     $12.95      $13.97
----------------------------------------------------------------------------------------------------------------
Total Return                                       2.61%++      5.18%      2.13%     10.46%     (2.57)%      4.79%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $31,805      $31,168    $29,777    $23,294    $19,434     $18,528
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          1.26%+       1.24%      1.23%      1.25%      1.26%       1.24%
 Net investment income/(4)/                        5.18+        5.19       5.11       5.19       5.03        4.63
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              20%          43%        52%        52%        68%         61%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed as Class L shares.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $0.40 and 5.08%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

             23 Smith Barney Muni Funds | 2003 Semi-Annual Report

                                 SMITH BARNEY
                                  MUNI FUNDS




         TRUSTEES                     INVESTMENT MANAGER
         Lee Abraham                  Smith Barney Fund Management LLC
         Allan J. Bloostein
         Jane F. Dasher               DISTRIBUTOR
         Donald R. Foley              Citigroup Global Markets Inc.
         R. Jay Gerken, CFA
           Chairman                   CUSTODIAN
         Richard E. Hanson, Jr.       State Street Bank and
         Paul Hardin                    Trust Company
         Roderick C. Rasmussen
         John P. Toolan               TRANSFER AGENT
                                      Citicorp Trust Bank, fsb.
         OFFICERS                     125 Broad Street, 11th Floor
         R. Jay Gerken, CFA           New York, New York 10004
         President and
         Chief Executive Officer      SUB-TRANSFER AGENT
                                      PFPC Inc.
         Andrew B. Shoup*             P.O. Box 9699
         Senior Vice President and    Providence, Rhode Island
         Chief Administrative Officer 02940-9699

         Richard L. Peteka
         Chief Financial Officer
         and Treasurer

         Peter M. Coffey
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel*
         Secretary and
         Chief Legal Officer

  * As of November 25, 2003.

   Smith Barney Muni Funds


   National Portfolio
   The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.


 This report is submitted for the general information of the shareholders of Smith Barney Muni Funds --National Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MUNI FUNDS
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD0806 11/03                                                            03-5683

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
            Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

        (a) Not applicable.

        (b) Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Muni Funds

Date: December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Muni Funds

Date: December 12, 2003

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         Smith Barney Muni Funds

Date: December 12, 2003